INCOME TAXES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1Abstract
Earnings before income tax (EBT)	$ 68.8		$ 32.3	$ 15.5
Expected tax rate in %	26.80%		35.20%	36.20%
Tax at the expected rate	$ (18.4)		$ (11.3)	$ (5.6)
EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	0.2		0.5	(0.2)
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	1.0		(40.2)	0.0
Non-deductible expenses	(2.3)		0.3	(0.5)
Net change of unrealized tax losses carry forward	0.0		(2.0)	(4.1)
Adjustments recognized in relation to prior year	10.7	[1]	0.0	31.3
Income taxed in non-controlling interest holders	9.7		11.2	10.1
Other items	(3.9)	[2]	(1.4)	3.3
Total	$ (3.0)		$ (42.9)	$ 34.3

[1]	In 2018, deferred tax income in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see not 26).
[2]	Other items of USD 3.9 million consist mainly of US state taxes and charges under the new BEAT regulation.